Long-Term Debt Guarantors - Additional Information (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure of subsidiaries [line items]
Borrowings	$ 929,047
Unsecured Senior Notes [Member] | Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings	892,000
Unsecured Senior Notes Outstanding Due in 2026 [Member] | Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings	362,000
Unsecured Senior Notes Outstanding Due in 2029 [Member] | Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings	$ 530,000